Statements Of Changes In Equity - USD ($)	Total		Cumulative Effect, Period of Adoption, Adjustment	Share Capital	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Treasury Shares	Non-Controlling Interest
Balance, value at Dec. 31, 2017	$ 1,717,972,000		$ (1,433,000)	$ 12,347,000	$ 262,122,000	$ (87,652,000)	$ 1,561,921,000	$ (1,433,000)	$ (40,428,000)	$ 9,662,000
Balance, shares at Dec. 31, 2017				42,787,257
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised				2,152
Stock issued during period, value, stock options exercised	48,000			$ 1,000	47,000
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	1,387,000				1,387,000
Dividends paid	(75,305,000)						(75,305,000)			0
Minority interest related to IMI's acquisition	11,025,000									11,025,000
Other comprehensive income, net of tax expense (benefit) of $3,721, $1,904, and $9,209	(7,941,000)	[1]				(7,292,000)				(649,000)
Less: net income attributable to non-controlling interests	(1,917,000)									(1,917,000)
Net income attributable to Elbit Systems Ltd.’s shareholders	206,738,000						206,738,000
Balance, value at Dec. 31, 2018	1,854,408,000			$ 12,348,000	263,556,000	(94,944,000)	1,691,921,000		(40,428,000)	21,955,000
Balance, shares at Dec. 31, 2018				42,789,409
Increase (Decrease) in Stockholders' Equity [Roll Forward]
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	$ 3,994,000				3,994,000
Issuance of treasury shares (in shares)	1,408,921
Issuance of treasury shares	$ 184,840,000			$ 394,000	144,018,000				40,428,000
Dividends paid	(62,578,000)						(57,719,000)			(4,859,000)
Other comprehensive income, net of tax expense (benefit) of $3,721, $1,904, and $9,209	(49,479,000)	[1]				(50,019,000)				540,000
Less: net income attributable to non-controlling interests	(798,000)									(798,000)
Net income attributable to Elbit Systems Ltd.’s shareholders	227,857,000						227,857,000
Balance, value at Dec. 31, 2019	$ 2,159,840,000		$ (5,484,000)	$ 12,742,000	411,568,000	(144,963,000)	1,862,059,000	$ (5,484,000)	0	18,434,000
Balance, shares at Dec. 31, 2019	44,198,330			44,198,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	$ 4,086,000				4,086,000
Dividends paid	(97,639,000)						(93,253,000)			4,386,000
Other comprehensive income, net of tax expense (benefit) of $3,721, $1,904, and $9,209	(67,422,000)	[1]				(66,259,000)				(1,163,000)
Less: net income attributable to non-controlling interests	(328,000)									(328,000)
Net income attributable to Elbit Systems Ltd.’s shareholders	237,658,000						237,658,000
Balance, value at Dec. 31, 2020	$ 2,231,367,000			$ 12,742,000	$ 415,654,000	$ (211,222,000)	$ 2,000,980,000		$ 0	$ 13,213,000
Balance, shares at Dec. 31, 2020	44,198,330			44,198,330

[1]	Other comprehensive income (loss), net of tax expenses in the amounts of $1,891, $924 and $2,175 for the years 2020, 2019 and 2018, respectively.